Touchstone Ultra Short Duration Fixed Income Fund Investment Strategy - Touchstone Ultra Short Duration Fixed Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, collateralized loan obligations and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes. The Fund invests only in investment-grade debt securities. Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or, if a rating is not available, deemed to be of comparable quality by the sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”). The Fund’s investment policies are based on credit ratings at the time of purchase. In selecting investments for the Fund, Fort Washington chooses fixed-income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.